Acquisition (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Jun. 18, 2018	Jun. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2020
Acquisition of business entity, percentage	100.00%	100.00%			51.00%
Payment of cash under SPA	$ 489,174
Number of shares issued				1,500,000
Number of unregistered shares issued for acquistion, value				$ 3,090,000
Number of shares issued price per share	$ 2.06	$ 2.06
Shares issued to sellers, description				On April 15, 2019, the Company shall issue to the sellers such aggregate number of True-up Stock equal to (i) the True-Up Value minus $3,750,000 divided by (ii) the lower of (A) $2.50, (B) the closing price of the Company's common stock on April 15, 2019 or (C) the lowest price per share (as adjusted for any stock splits) paid upon conversion of the Company's series A convertible preferred stock on or prior to April 15, 2019
Bargain purchase gain	$ 203,588			$ 203,588
Intangible asset	$ 5,235,515	$ 5,235,515		$ 5,235,515
Percentage of voting interest in exchange				90.00%
Cash in additional working capital				$ 267,000
Two Consultants [Member]
Legal fees related to acquisition				24,000
Professional fees related to acquisition				$ 1,236,000
Shares issued for services in connection with acquisition		600,000		600,000